Business Acquisition - Schedule of Fair value of Consideration Transferred (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended
	Jul. 31, 2015	Feb. 13, 2015
Buzzinate Company Limited [Member]
Business Acquisition [Line Items]
Cash		$ 1,250
Ordinary shares of the Company		2,027
Total		3,277
Fair value of previously held interest in Buzzinate		$ 1,656
OptAim Limited [Member]
Business Acquisition [Line Items]
Cash	$ 15,976
Ordinary shares of the Company	50,843
Fair value of replacement awards attributable to pre-acquisition services	801
Total	$ 67,620